SALARIES AND EMPLOYEES BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of salaries and employees benefits [Abstract]
Disclosure of detailed information about salaries and employees benefits [text block]
This item consists of the following:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Salaries	1,738,913	1,662,327	1,622,065
Vacations, medical assistance and others	377,927	361,511	316,345
Bonuses	248,704	237,192	233,163
Workers’ profit sharing	228,786	220,967	194,851
Social security	184,489	205,714	172,090
Additional participation	233,146	188,870	200,120
Severance indemnities	142,363	132,396	130,179
Share-based payment plans	65,547	62,043	73,930
Total	3,219,875	3,071,020	2,942,743